UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for that series, as appropriate.

Dreyfus Diversified Emerging Markets Fund

Dreyfus/Newton International Equity Fund

Dreyfus Tax Sensitive Total Return Bond Fund

Dreyfus/The Boston Company Small Cap Growth Fund
Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus/The Boston Company Small/Mid Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
June 30, 2016 (Unaudited)

Common Stocks - 53.0%	Shares		Value ($)
Brazil - 2.2%
Ambev	33,400		198,073
Banco do Brasil	14,800		79,153
BB Seguridade Participacoes	13,500		118,135
BM&FBovespa	87,000		487,501
BR Malls Participacoes	3,770	[a]	15,081
BRF	5,400		75,865
CCR	6,500		33,994
Cia de Saneamento Basico do Estado de Sao Paulo	32,100		290,592
Cosan Industria e Comercio	7,500		77,771
EcoRodovias Infraestrutura e Logistrica	195,400	[a]	509,744
EDP - Energias do Brasil	44,300		187,830
Embraer	17,500		95,337
Embraer, ADR	2,580		56,038
Equatorial Energia	7,800		118,130
Fibria Celulose	3,500		23,458
JBS	22,600		70,355
Petroleo Brasileiro, ADR	37,247	[a]	216,405
Petroleo Brasileiro, ADR	23,234	[a]	166,355
Qualicorp	35,000		202,767
			3,022,584
Chile - .6%
Cia Cervecerias Unidas	2,968		34,775
Empresa Nacional de Telecomunicaciones	54,945	[a]	498,085
Itau CorpBanca	41,792,818		354,801
			887,661
China - 12.1%
AAC Technologies Holdings	63,500		545,750
Air China, Cl. H	346,000		237,441
Alibaba Group Holding, ADR	4,800	[a]	381,744
Anhui Conch Cement, Cl. H	179,000		436,334
ANTA Sports Products	256,000		514,317
Baidu, ADR	1,000	[a]	165,150
Bank of China, Cl. H	1,140,000		455,997
Beijing Capital International Airport, Cl. H	532,000		577,122
China Communications Construction, Cl. H	60,000		65,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 53.0% (continued)	Shares		Value ($)
China - 12.1% (continued)
China Construction Bank, Cl. H	2,055,000		1,365,650
China Galaxy Securities, Cl. H	337,500		304,921
China Lodging Group	10,264		373,918
China Longyuan Power Group, Cl. H	97,000		80,814
China Medical System Holdings	101,000		154,805
China Merchants Bank, Cl. H	12,000		27,016
China Pacific Insurance Group, Cl. H	8,000		27,310
China Railway Construction, Cl. H	527,000		664,175
China Shenhua Energy, Cl. H	25,500		47,135
China Southern Airlines, Cl. H	352,000		199,916
China Vanke, Cl. H	11,700		23,160
Chongqing Changan Automobile, Cl. B	39,456		55,256
Chongqing Rural Commercial Bank, Cl. H	63,000		31,988
Country Garden Holdings	30,000		12,655
Ctrip.com International, ADR	15,295	[a]	630,154
Dongfeng Motor Group, Cl. H	238,000		250,416
Evergrande Real Estate Group	44,000		27,039
Geely Automobile Holdings	325,000		177,198
GF Securities, Cl. H	124,200		285,232
Haitong Securities, Cl. H	478,400		814,479
Huadian Power International, Cl. H	114,000		54,362
Huaneng Power International, Cl. H	370,000		228,751
Huatai Securities, Cl. H	35,000	[b]	75,398
Industrial & Commercial Bank of China, Cl. H	718,000		398,856
JD.com, ADR	2,557	[a]	54,285
Jiangsu Expressway, Cl. H	50,000		69,547
Longfor Properties	7,500		9,763
People's Insurance Company Group of China, Cl. H	189,000		73,213
PICC Property & Casualty, Cl. H	396,000		625,926
Ping An Insurance Group Company of China, Cl. H	190,500		842,823
Shanghai Pharmaceuticals Holding, Cl. H	289,600		642,659
Sino-Ocean Land Holdings	23,500		10,225
Sinopec Shanghai Petrochemical, Cl. H	138,000		63,258
Sinopharm Group, Cl. H	73,600		354,621
Sinotrans, Cl. H	116,000		52,182
Tencent Holdings	171,000		3,895,672
TravelSky Technology, Cl. H	42,000		81,552
Weichai Power, Cl. H	481,000		497,681
			16,962,970

Common Stocks - 53.0% (continued)	Shares		Value ($)
Hong Kong - 2.1%
China Everbright	170,000		329,685
China Mobile	117,000		1,351,360
China Overseas Land & Investment	30,000		95,739
China Resources Gas Group	142,000		431,354
China Resources Land	20,000		46,889
China Taiping Insurance Holdings	129,800	[a]	244,182
COSCO Pacific	66,000		66,240
Nine Dragons Paper Holdings	547,000		417,344
Shimao Property Holdings	10,500		13,299
			2,996,092
Hungary - .6%
OTP Bank	11,326		253,935
Richter Gedeon	30,313		602,130
			856,065
India - 5.0%
Bank of India	118,875		179,537
Bharat Petroleum	20,736		331,447
Dr. Reddy's Laboratories	670		33,786
HCL Technologies	5,957		64,700
Hindustan Petroleum	40,377		598,176
ICICI Bank	72,797		260,172
Idea Cellular	104,302		165,262
Infosys	29,920		520,353
ITC	77,626		422,818
Larsen & Toubro	7,214		160,726
LIC Housing Finance	44,308		326,163
Lupin	12,525		286,395
Mahindra & Mahindra	17,201		365,689
Max Financial Services	9,947		78,724
Max India	15,314	[c]	30,735
Petronet	139,090		607,885
Power Finance	68,343		172,355
Power Grid Corporation of India	186,527		452,149
Praj Industries	98,906		139,104
Prism Cement	46,270	[a]	75,212
Redington India	63,468		97,552
State Bank of India	73,658		240,898
Tata Consultancy Services	4,275		161,795
Tata Motors	37,348	[a]	256,570
Tube Investments of India	16,012		115,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 53.0% (continued)	Shares		Value ($)
India - 5.0% (continued)
UPL	90,007		736,688
Vedanta	84,450		166,123
			7,046,208
Indonesia - 1.7%
Bank Mandiri	811,200		588,066
Bank Negara Indonesia	70,000		27,675
Bank Rakyat Indonesia	897,500		737,126
Bumi Serpong Damai	2,183,400		350,584
Telekomunikasi Indonesia	1,683,400		510,774
United Tractors	80,000		90,086
			2,304,311
Malaysia - .9%
Astro Malaysia Holdings	75,100		54,577
British American Tobacco Malaysia	6,600		86,341
DiGi.Com	107,800		128,014
Hong Leong Financial Group	6,100		22,232
Malayan Banking	86,000		174,024
Petronas Dagangan	10,400		60,413
Petronas Gas	20,000		109,102
Public Bank	89,200		429,634
Tenaga Nasional	21,400		74,863
Westports Holdings Bhd	56,100		58,708
			1,197,908
Mexico - 1.7%
Alfa, Cl. A	291,700		501,469
Arca Continental	110,400		792,317
Fibra Uno Administracion	13,100		27,909
Gruma, Cl. B	20,140		289,720
Grupo Financiero Inbursa, Cl. O	76,000		129,240
Grupo Financiero Interacciones, Cl. O	49,900		243,597
Grupo Lala	27,600		60,853
OHL Mexico	218,700	[a]	267,954
Promotora y Operadora de Infraestructura	4,140		50,955
			2,364,014
Netherlands - .3%
Steinhoff International Holdings	63,820		365,600
Peru - .3%
Credicorp	2,869		442,773
Philippines - 1.3%
Ayala Land	656,600		543,047

Common Stocks - 53.0% (continued)	Shares		Value ($)
Philippines - 1.3% (continued)
Globe Telecom	2,295		115,721
Metropolitan Bank & Trust	236,590		455,279
Philippine Long Distance Telephone	8,475		390,751
SM Prime Holdings	46,300		27,029
Universal Robina	50,530		223,592
			1,755,419
Poland - .6%
Orange Polska	59,799		77,174
Polski Koncern Naftowy ORLEN	14,609		255,632
Polskie Gornictwo Naftowe i Gazownictwo	140,586		200,629
Powszechna Kasa Oszczednosci Bank Polski	44,535	[a]	264,740
Powszechny Zaklad Ubezpieczen	6,597		47,989
			846,164
Russia - 2.2%
Gazprom, ADR	129,613		559,753
Lukoil, ADR	4,647		194,486
Magnit	477		67,228
MMC Norilsk Nickel, ADR	3,470		46,394
Rosneft, GDR	120,248		617,034
Sberbank of Russia, ADR	88,016		769,170
Severstal, GDR	5,488		60,328
Sistema, GDR	6,159		46,791
Surgutneftegas, ADR	12,760		65,168
Tatneft, ADR	6,590		202,995
Yandex, Cl. A	22,512	[a]	491,887
			3,121,234
South Africa - 3.0%
AngloGold Ashanti, ADR	20,200	[a]	364,812
Barclays Africa Group	46,454		458,360
Clicks Group	52,810		441,059
FirstRand	24,943		76,627
Gold Fields	23,000		112,147
Growthpoint Properties	17,287		30,324
Imperial Holdings	10,781		110,719
Liberty Holdings	34,855		286,802
Mediclinic International	23,759		342,015
MTN Group	81,713		799,089
Redefine Properties	20,861		16,088
Resilient REIT	2,384		21,392
Sappi	65,900	[a]	307,378

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 53.0% (continued)	Shares		Value ($)
South Africa - 3.0% (continued)
SPAR Group	7,004		96,170
Telkom	30,573		138,165
Truworths International	35,787		208,848
Woolworths Holdings	60,421		345,726
			4,155,721
South Korea - 7.4%
AMOREPACIFIC Group	410		60,006
BGF Retail	1,384		258,737
Com2uS	3,816	[a]	436,566
Coway	7,172		651,892
DGB Financial Group	6,011		45,453
E-MART	2,883		433,198
Hankook Tire	5,115		227,650
Hyosung	2,473		270,041
Hyundai Development Co-Engineering & Construction	6,625		229,333
Hyundai Mobis	1,849		404,818
Industrial Bank of Korea	7,590		73,998
Kangwon Land	4,667		169,341
KB Financial Group	11,105		316,793
Korea Electric Power	11,289		595,755
Korea Investment Holdings	871		32,199
KT	1,591		40,965
KT&G	5,552		658,095
KT, ADR	23,535		335,609
LG Chem	1,685		385,375
LG Display	12,322		283,902
LG Electronics	4,700		221,416
LG Household & Health Care	499		484,011
Lotte Chemical	1,276		317,976
NCSoft	1,043		213,819
POSCO	2,026		357,955
Samsung Electronics	1,092		1,359,386
Samsung Fire & Marine Insurance	1,783		408,074
Samsung Life Insurance	3,355		293,826
SK Holdings	1,079		190,061
SK Hynix	9,133		259,578
SK Innovation	488		60,089
Woori Bank	36,000		299,275
			10,375,192

Common Stocks - 53.0% (continued)	Shares	Value ($)
Taiwan - 6.5%
Advanced Semiconductor Engineering	465,000	534,415
Airtac International Group	83,000	621,690
Catcher Technology	18,000	134,371
Cathay Financial Holding	95,000	103,888
China Life Insurance	810,000	628,303
Chunghwa Telecom	96,000	346,770
Compal Electronics	97,000	61,252
E.Sun Financial Holding	180,298	106,713
First Financial Holding	160,000	84,107
Himax Technologies, ADR	44,951	371,295
Hon Hai Precision Industry	235,228	605,265
Largan Precision	1,000	92,810
Mega Financial Holding	498,000	376,587
Nan Ya Plastics	131,000	249,536
Pegatron	73,000	154,721
Pou Chen	211,000	283,851
Powertech Technology	62,000	137,507
Ruentex Industries	15,000	22,616
Taiwan Mobile	23,000	80,504
Taiwan Semiconductor Manufacturing	724,000	3,660,954
Uni-President Enterprises	27,000	53,266
United Microelectronics	392,000	153,353
Zhen Ding Technology Holding	127,000	229,619
		9,093,393
Thailand - 1.5%
Glow Energy	30,000	73,426
PTT	53,200	475,090
PTT Exploration & Production	244,600	583,522
Siam Cement	13,050	177,727
Siam Cement, NVDR	3,450	46,992
Thai Beverage	591,900	400,100
Thai Oil	88,300	151,224
Thai Union Group, NVDR	363,900	228,103
		2,136,184
Turkey - 1.4%
Arcelik	22,630	149,275
Emlak Konut Gayrimenkul Yatirim Ortakligi	285,375	286,788
Eregli Demir ve Celik Fabrikalari	189,952	269,796
Haci Omer Sabanci Holding	26,900	89,000
KOC Holding	6,330	28,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 53.0% (continued)	Shares		Value ($)
Turkey - 1.4% (continued)
TAV Havalimananlari Holdings	43,300		186,320
Tupras Turkiye Petrol Rafinerileri	20,104		446,579
Turk Telekomunikasyon	98,398		208,299
Turkiye Halk Bankasi	65,390		196,822
Turkiye Vakiflar Bankasi, Cl. D	95,000		151,066
			2,012,875
United Arab Emirates - .5%
Abu Dhabi Commercial Bank	74,771		123,373
Dubai Islamic Bank	99,747		138,994
Emaar Properties	279,811		475,697
			738,064
United States - 1.1%
iShares MSCI Emerging Markets ETF	42,995		1,477,308
Total Common Stocks (cost $70,247,675)			74,157,740
Preferred Stocks - 1.6%	Shares		Value ($)
Brazil - 1.5%
Banco Bradesco	35,112		275,230
Banco do Estado do Rio Grande do Sul, Cl. B	137,000		364,219
Cia Energetica de Minas Gerais	152,100		344,703
Cia Paranaense de Energia, Cl. B	38,200		347,478
Gerdau	15,100		27,687
Itau Unibanco Holding	8,090		76,309
Suzano Papel e Celulose, Cl. A	15,200		53,611
Telefonica Brasil	18,400		252,031
Vale	83,100		337,077
			2,078,345
Colombia - .0%
Grupo Aval Acciones y Valores	130,123		52,568
South Korea - .1%
Samsung Electronics	69		71,234
Total Preferred Stocks (cost $1,991,326)			2,202,147
	Number of
Rights - .0%	Rights		Value ($)
Chile - .0%
Empresa Nacional de Telecomunicaciones
(cost $0)	15,056	[a]	14,558
Registered Investment Companies - 44.3%	Shares		Value ($)
United States - 44.3%
Dreyfus Global Emerging Markets Fund, Cl. Y	3,774,846	[a,d]	50,507,446

Registered Investment Companies - 44.3% (continued)	Shares	Value ($)
United States - 44.3% (continued)
Dreyfus Strategic Beta Emerging Markets Fund, Cl. Y	1,103,988 [e]	11,415,234
(cost $59,592,507)		61,922,680
Total Investments (cost $131,831,508)	98.9%	138,297,125
Cash and Receivables (Net)	1.1%	1,556,516
Net Assets	100.0%	139,853,641
ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, this security was valued at
$75,398 or .05% of net assets.
[c] The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At June
30, 2016, the value of this security amounted to $30,735 or .02% of net assets.
[d] The fund’s investment in the Dreyfus Global Emerging Markets Fund, Cl. Y represents 36.1% of the fund’s total investments. The
Dreyfus Global Emerging Markets Fund, Cl. Y seeks to provide long-term capital appreciation.
[e] The fund's investment in the Dreyfus Strategic Beta Emerging Markets Fund, Cl. Y represents 8.2% of the fund's total investments.
Dreyfus Strategic Beta Emerging Markets Fund, Cl. Y seeks to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Fund: Foreign	44.3
Financials	14.2
Information Technology	11.3
Energy	4.3
Industrials	4.1
Consumer Staples	3.9
Telecommunications	3.9
Materials	3.8
Consumer Discretionary	3.7
Utilities	2.4
Health Care	1.9
Exchange-Traded Funds	1.1
98.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	4,096,819	68,552,878	††	30,735	72,680,432
Equity Securities - Foreign
Preferred Stocks†	-	2,202,147	††	-	2,202,147
Exchange-Mutual Funds	1,477,308	-		-	1,477,308
Mutual Funds	61,922,680	-		-	61,922,680
Rights†	-	14,558	††	-	14,558

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 9/30/2015	743,037
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(197,046)
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	30,486
Transfers out of Level 3	(545,742)
Balance as of 6/30/2016	30,735
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 6/30/2016	249

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

At June 30, 2016, accumulated net unrealized appreciation on investments was $6,465,617, consisting of $10,799,498 gross unrealized appreciation and $4,333,881 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2016 (Unaudited)

Common Stocks - 97.2%	Shares		Value ($)
Australia - .8%
Dexus Property Group	1,285,262		8,679,788
Belgium - 2.4%
Anheuser-Busch InBev	202,958		26,678,870
China - 2.0%
Baidu, ADR	60,029	[a]	9,913,789
China Biologic Products	114,366	[a]	12,159,393
			22,073,182
France - 3.7%
Air Liquide	99,543		10,432,285
L'Oreal	86,340		16,515,708
Vivendi	776,309		14,708,915
			41,656,908
Georgia - .7%
TBC Bank, GDR	610,760		8,062,032
Germany - 11.6%
Bayer	122,959		12,371,228
Hella KGaA Hueck & Co.	268,387		8,590,333
Infineon Technologies	1,681,454		24,163,407
LEG Immobilien	446,272	[a]	41,710,257
MTU Aero Engines Holding	114,909		10,749,602
SAP	224,477		16,779,193
Telefonica Deutschland Holding	3,618,790		14,903,424
			129,267,444
Hong Kong - 3.8%
AIA Group	3,642,912		21,951,672
Man Wah Holdings	13,941,400		20,107,139
			42,058,811
India - 1.2%
HDFC Bank, ADR	197,221		13,085,613
Ireland - 1.3%
CRH	474,938		13,984,803
Italy - 1.7%
Atlantia	761,205		18,985,572
Japan - 24.7%
Don Quijote Holdings	825,900		30,513,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.2% (continued)	Shares		Value ($)
Japan - 24.7% (continued)
FANUC	86,100		13,936,696
Japan Airlines	582,886		18,708,599
Japan Tobacco	853,600		34,195,729
LIXIL Group	364,500		5,992,510
M3	380,600		13,181,384
Recruit Holdings	527,971		19,200,739
Sawai Pharmaceutical	128,700		9,916,600
Skylark	1,465,500		18,466,527
SoftBank Group	246,600		13,951,383
Sugi Holdings	449,700		24,916,224
Suntory Beverage & Food	415,600		18,702,113
TechnoPro Holdings	672,200		20,840,935
Topcon	1,624,800		15,936,629
Toyota Motor	317,800		15,888,990
			274,348,071
Mexico - .9%
Grupo Financiero Santander Mexico, Cl. B, ADR	1,138,418		10,348,220
Netherlands - 8.3%
Intertrust	515,665	[b]	11,519,479
RELX	1,117,828		19,507,832
Unilever	506,411		23,608,506
Wolters Kluwer	931,691		38,074,157
			92,709,974
Norway - 1.7%
DNB	1,609,982		19,464,922
Portugal - 1.1%
Galp Energia	853,309		11,850,399
Switzerland - 10.9%
Actelion	72,145	[a]	12,105,679
Credit Suisse Group	933,892	[a]	9,951,898
Nestle	387,127		29,861,306
Novartis	346,874		28,535,165
Roche Holding	109,028		28,786,726
Swisscom	23,325		11,586,785
			120,827,559
United Kingdom - 20.4%
Associated British Foods	482,774		17,504,561
Barclays	8,120,763		15,460,565
British American Tobacco	454,660		29,585,092
Centrica	5,829,192		17,598,971

Common Stocks - 97.2% (continued)	Shares		Value ($)
United Kingdom - 20.4% (continued)
Diageo	658,373		18,422,168
Dixons Carphone	2,576,968		11,187,342
GlaxoSmithKline	423,378		9,101,951
Just Eat	1,132,506	[a]	6,461,549
Next	145,982		9,766,453
Prudential	645,641		10,999,070
Royal Bank of Scotland Group	8,109,668	[a]	19,099,382
Royal Dutch Shell, Cl. B	579,637		15,939,670
Vodafone Group	9,473,859		28,840,387
Wolseley	319,917		16,579,842
			226,547,003
Total Common Stocks (cost $998,934,734)			1,080,629,171
Other Investment - 3.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $41,955,674)	41,955,674	[c]	41,955,674
Total Investments (cost $1,040,890,408)	101.0%		1,122,584,845
Liabilities, Less Cash and Receivables	(1.0%)		(11,617,091)
Net Assets	100.0%		1,110,967,754
ADR—American Depository Receipt
GDR—Global Depository Receipt

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, this security was valued at
$11,519,479 or 1.04% of net assets.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Staples	21.6
Consumer Discretionary	17.7
Financials	16.1
Health Care	12.8
Industrials	10.1
Information Technology	6.4
Telecommunication Services	6.2
Money Market Investment	3.8
Energy	2.5
Materials	2.2
Utilities	1.6
101.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	53,569,047	1,027,060,124	††	-	1,080,629,171

Mutual Funds	41,955,674	-		-	41,955,674
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†††		62,948			62,948
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†††		(4,955)			(4,955)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2016.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Royal Bank of Scotland
British Pound,
Expiring
7/1/2016	269,097	363,192	358,237	(4,955)
State Street
Swiss Franc,
Expiring
7/1/2016	13,537,099	13,814,353	13,862,876	48,523
Sales:
JP Morgan Chase Bank
British Pound,
Expiring
7/1/2016	707,247	955,336	941,528	13,808
Royal Bank of Scotland
Japanese Yen,
Expiring
7/5/2016	16,134,193	156,858	156,241	617
Gross Unrealized Appreciation				62,948
Gross Unrealized Depreciation				(4,955)

At June 30, 2016, accumulated net unrealized appreciation on investments was $81,694,437, consisting of $163,199,282 gross unrealized appreciation and $81,504,845 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
June 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 4.6%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Certificates - .7%
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2	0.56	1/25/37	530,710	[a]	401,444
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B	3.24	6/18/24	1,180,000	[b]	1,181,583
					1,583,027
Asset-Backed Ctfs./Auto Receivables - 1.8%
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. D	2.81	8/20/19	240,000		243,440
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D	3.68	4/15/21	1,500,000	[b]	1,515,234
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47 11/15/21		2,345,000	[b]	2,379,454
					4,138,128
Commercial Mortgage Pass-Through Ctfs. - .1%
Wachovia Bank Commercial Mortgage
Trust,
Ser. 2006-C24, Cl. AJ	5.66	3/15/45	123,107	[a]	122,966
Financials - 1.7%
Citigroup,
Sub. Bonds	4.40	6/10/25	1,505,000		1,573,803
HUB International,
Sr. Unscd. Notes	7.88	10/1/21	750,000	[b]	721,875
State Street,
Sr. Unscd. Notes	2.65	5/19/26	1,600,000		1,635,640
					3,931,318
Health Care - .3%
Dignity Health,
Scd. Bonds	2.64	11/1/19	760,000		783,797
Total Bonds and Notes
(cost $10,556,994)					10,559,236
Long-Term Municipal Investments - 93.3%

Alabama - .7%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,250,000		1,600,450
Arizona - .2%
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	3.00	7/1/20	500,000	[b]	505,720
Arkansas - 1.0%
Arkansas Development Finance Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/25	1,835,000		2,273,675

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 7.2%
California,
Economic Recovery Bonds (Escrowed
to Maturity)	5.00	7/1/18	340,000		370,059
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000		1,231,990
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	8/15/18	1,030,000		1,126,521
California State Public Works Board,
LR (Judicial Council of California) (New
Stockton Courthouse)	5.00	10/1/26	1,000,000		1,256,800
California State University Trustees,
Systemwide Revenue	5.00	11/1/22	1,000,000		1,215,160
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/31	525,000	[b]	615,484
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; AMBAC)	4.60	6/1/23	750,000		799,275
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/29	1,060,000		1,302,433
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/28	1,000,000		1,204,960
Los Angeles Department of Water and
Power,
Power System Revenue	5.00	7/1/23	1,000,000		1,262,560
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000		1,386,652
Southern California Public Power
Authority,
Revenue (Canyon Power Project)
(Prerefunded)	5.00	1/1/20	2,000,000	[c]	2,293,700
Southern California Public Power
Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/23	1,000,000		1,163,410
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	250,000		250,025
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	5.00	1/1/18	1,000,000		1,063,550
					16,542,579
Colorado - .4%
City and County of Denver,
Airport System Subordinate Revenue	5.00 11/15/22		720,000		865,922
Connecticut - 1.6%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	1,840,000		2,355,145

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 1.6% (continued)
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	1,000,000		1,237,790
					3,592,935
District of Columbia - 2.1%
Georgetown University,
GO (Insured; National Public Finance
Guarantee Corp.)	0.81	4/1/29	4,000,000	[a]	3,650,000
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	1,000,000		1,231,540
					4,881,540
Florida - 11.4%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	3,000,000		3,773,790
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,000,000		3,547,440
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/25	1,000,000		1,249,560
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/26	1,500,000		1,903,380
Jacksonville,
Special Revenue	5.00	10/1/27	1,000,000		1,253,510
Lakeland,
Energy System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	10/1/17	1,000,000		1,055,730
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,000,000		1,255,040
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/33	1,500,000		1,809,390
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.25	10/1/23	1,000,000		1,173,080
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000		2,387,600
Miami-Dade County School Board,
COP	5.00	5/1/26	1,500,000		1,863,720
Orlando-Orange County Expressway
Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/18	1,000,000		1,084,740
South Miami Health Facilities Authority,
HR (Baptist Health South Florida
Obligated Group)	5.00	8/15/18	750,000		787,463
Tampa,
Capital Improvement Cigarette Tax
Allocation Revenue (H. Lee Moffitt
Cancer Center Project)	5.00	9/1/23	500,000		595,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida - 11.4% (continued)
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00 11/15/18		1,000,000	1,097,800
Village Community Development District
Number 7,
Special Assessment Revenue	3.00	5/1/19	635,000	666,071
Village Community Development District
Number 7,
Special Assessment Revenue	3.00	5/1/20	595,000	629,123
				26,132,597
Georgia - 2.2%
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,159,410
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/29	1,000,000	1,248,850
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	1,100,000	1,437,194
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	1,000,000	1,173,280
				5,018,734
Illinois - 7.7%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.25	1/1/24	1,500,000	1,808,055
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	1/1/20	1,000,000	1,061,060
Chicago,
Second Lien Water Revenue	5.00	11/1/26	1,000,000	1,197,570
Chicago,
Second Lien Water Revenue (Insured;
AMBAC)	5.00	11/1/32	2,000,000	2,027,840
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000	2,902,900
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00 11/15/26		1,000,000	1,252,530
Illinois State Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/27	1,000,000	1,285,410
Illinois State Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/31	1,000,000	1,248,650
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00 12/15/28		2,035,000	2,290,006
Northern Illinois University Board of
Trustees,
Auxiliary Facilities System Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	4/1/17	1,500,000	1,542,450

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 7.7% (continued)
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/17	1,000,000	1,037,810
				17,654,281
Kansas - 1.3%
Kansas Department of Transportation,
Highway Revenue	5.00	9/1/18	1,415,000	1,549,298
Kansas Development Finance Authority,
Revolving Funds Revenue (Kansas
Department of Health and
Environment)	5.00	3/1/21	1,150,000	1,324,466
				2,873,764
Kentucky - .5%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System Revenue	5.00	5/15/23	1,000,000	1,213,620
Louisiana - 1.0%
Louisiana,
State Highway Improvement Revenue	5.00	6/15/25	1,000,000	1,269,990
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/20	1,000,000	1,131,910
				2,401,900
Maryland - 2.6%
Maryland,
GO (State and Local Facilities Loan)	5.00	8/1/21	4,000,000	4,813,480
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.13	6/1/20	1,000,000	1,103,900
				5,917,380
Michigan - 3.3%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,000,000	1,122,560
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	1,000,000	1,246,110
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,199,560
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/20	1,125,000	1,279,958
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	7/1/21	1,500,000	1,629,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 3.3% (continued)
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/16	1,000,000	1,016,650
				7,494,468
Minnesota - 1.1%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00 11/15/21		1,000,000	1,170,210
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/29	1,120,000	1,384,645
				2,554,855
Missouri - 3.3%
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/23	1,000,000	1,205,920
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,000,000	1,176,340
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00 11/15/27		1,000,000	1,278,040
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/29	3,120,000	3,867,677
				7,527,977
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/30	1,000,000	1,241,450
New Jersey - 4.5%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	1,250,000	1,324,012
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/26	1,845,000	2,094,057
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,126,860
New Jersey Educational Facilities
Authority,
Revenue (Rowan University Issue)	5.00	7/1/18	1,225,000	1,319,631
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/25	1,000,000	1,228,390
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,084,500
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/24	1,000,000	1,185,180

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 4.5% (continued)
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/23	940,000		955,980
					10,318,610
New Mexico - .9%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.06	8/1/19	1,000,000	[a]	992,230
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue (SBPA; Royal Bank
of Canada)	0.96	2/1/19	1,000,000	[a]	991,290
					1,983,520
New York - 10.9%
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00 11/15/24		2,000,000		2,525,000
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/26		1,205,000		1,516,131
Nassau County,
GO (General Improvement)	5.00	10/1/21	2,000,000		2,377,860
New York City,
GO	5.00	8/1/21	2,000,000		2,252,880
New York City,
GO	5.00	3/1/25	1,000,000		1,265,650
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/19	1,000,000		1,109,150
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/18	1,000,000		1,101,500
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,350,000		1,517,089
New York Transportation Develpoment
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/19	2,500,000		2,749,825
Onondaga Civic Development Corporation,
Revenue (Saint Joseph's Hospital Health
Center Project) (Prerefunded)	5.00	7/1/19	1,000,000	[c]	1,127,710
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/30	1,000,000		1,222,520
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00 11/15/24		2,150,000		2,662,409
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.66	12/3/19	3,500,000	[a]	3,455,935
					24,883,659

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina - .9%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Pennybryn at Maryfield)	5.00	10/1/19	1,875,000	2,053,087
Ohio - 1.2%
Ohio Higher Educational Facility
Commission,
Higher Educational Facility Revenue
(Case Western Reserve University
Project)	5.00	12/1/23	1,500,000	1,871,670
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	5.50	12/1/29	820,000	934,185
				2,805,855
Pennsylvania - 2.2%
Pennsylvania Intergovernmental
Cooperation Authority,
Special Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,042,320
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/29	1,000,000	1,250,860
Philadelphia,
Gas Works Revenue	5.00	8/1/21	1,000,000	1,176,660
Philadelphia School District,
GO	5.00	9/1/21	1,500,000	1,664,175
				5,134,015
Rhode Island - 1.4%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facilities Revenue
(Brown University Issue)	5.00	9/1/21	700,000	839,923
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/26	1,000,000	1,192,000
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/35	1,000,000	1,133,710
				3,165,633
South Carolina - .5%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/21	1,000,000	1,199,670
Tennessee - 1.6%
Memphis,
GO (General Improvement)	5.00	4/1/26	1,840,000	2,362,910
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/26	1,120,000	1,415,714
				3,778,624
Texas - 15.5%
Arlington Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	1,400,000	1,730,288

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 15.5% (continued)
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/27	1,250,000		1,571,837
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/31	1,175,000		1,437,001
Corpus Christi,
Utility System Junior Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/15/23	1,725,000		2,091,183
Harris County,
Tax Road GO	5.00	10/1/27	1,500,000		1,933,980
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00 11/15/29		750,000		919,778
Houston,
Airport System Special Facilities
Revenue (United Airlines, Inc. Terminal
E Project)	4.75	7/1/24	1,000,000		1,154,440
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	0.93	7/1/32	2,700,000	[a]	2,467,125
Houston,
Combined Utility System First Lien
Revenue	5.00 11/15/18		1,355,000		1,491,313
Houston,
Combined Utility System First Lien
Revenue	1.31	5/1/20	2,500,000	[a]	2,488,100
Houston,
GO (Public Improvement)	5.00	3/1/24	2,000,000		2,502,340
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/27	1,850,000		2,285,527
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/22	1,000,000		1,199,410
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/21	2,000,000		2,321,680
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	1,500,000		1,967,505
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue	5.00	10/1/20	1,210,000		1,392,710
Texas,
GO (College Student Loan Bonds)	5.00	8/1/17	1,000,000		1,048,660
Texas,
GO (College Student Loan Bonds)	5.00	8/1/22	1,500,000		1,828,245
Texas Municipal Power Agency,
Revenue (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	0.00	9/1/16	10,000	[d]	9,992
Trinity River Authority of Texas,
Revenue (Tarrant County Water
Project)	5.00	2/1/23	1,940,000		2,386,588
West Travis County Public Utility Agency,
Revenue	5.00	8/15/23	1,140,000		1,347,765
					35,575,467
Virginia - 1.3%
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/19	425,000	[b]	462,651

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia - 1.3% (continued)
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000	2,459,480
				2,922,131
Washington - 2.7%
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/25	3,340,000	4,149,716
Washington,
GO (Various Purpose)	5.00	7/1/27	1,500,000	1,931,160
				6,080,876
West Virginia - .5%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/17	1,135,000	1,196,562
Wisconsin - 1.1%
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/23	1,000,000	1,246,190
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,000,000	1,193,720
				2,439,910
Total Long-Term Municipal Investments
(cost $201,306,588)				213,831,466

Total Investments (cost $211,863,582)			97.9%	224,390,702
Cash and Receivables (Net)			2.1%	4,873,994
Net Assets			100.0%	229,264,696

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at
$7,382,001 or 3.22% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited)†	Value (%)
Transportation Services	24.3
Education	9.4
Utility-Electric	8.9
Health Care	8.7
Special Tax	7.7
Utility-Water and Sewer	7.2
City	5.6
State/Territory	4.7
County	1.9
Asset-Backed Ctfs./Auto Receivables	1.8
Financials	1.7
Prerefunded	1.7
Asset-Backed/Municipal	1.4
Asset-Backed Certificates/Corporate	.7
Housing	.6
Lease	.5
Commercial Mortgage-Backed	.1
Other	11.0
97.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,721,155	-	5,721,155
Commercial
Mortgage-Backed	-	122,966	-	122,966
Corporate Bonds†	-	4,715,115	-	4,715,115
Municipal Bonds†	-	213,831,466	-	213,831,466

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2016, accumulated net unrealized appreciation on investments was $12,527,120, consisting of $12,802,349 gross unrealized appreciation and $275,229 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2016 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Automobiles & Components - 1.0%
Standard Motor Products	2,252		89,585
Banks - 2.4%
Columbia Banking System	2,801		78,596
National Bank Holdings, Cl. A	6,375		129,795
			208,391
Capital Goods - 19.6%
Altra Industrial Motion	3,868		104,359
Beacon Roofing Supply	3,745	[a]	170,285
CLARCOR	1,783		108,460
Crane	2,193		124,387
Cubic	3,613		145,098
Curtiss-Wright	1,294		109,019
EMCOR Group	2,039		100,441
Granite Construction	3,327		151,545
KEYW Holding	13,870	[a]	137,868
Lydall	1,800	[a]	69,408
Mercury Systems	7,941	[a]	197,413
SiteOne Landscape Supply	1,677	[b]	57,001
Trex	3,068	[a]	137,815
Watsco, Cl. A	609		85,680
			1,698,779
Commercial & Professional Services - 1.3%
WageWorks	1,844	[a]	110,290
Consumer Durables & Apparel - 4.0%
G-III Apparel Group	2,381	[a,b]	108,859
Malibu Boats, Cl. A	2,912	[a]	35,177
Steven Madden	2,559	[a]	87,467
Wolverine World Wide	5,699		115,804
			347,307
Consumer Services - 2.7%
Buffalo Wild Wings	612	[a]	85,037
Texas Roadhouse	3,193		145,601
			230,638
Energy - 2.0%
Oil States International	2,721	[a]	89,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Energy - 2.0% (continued)
PDC Energy	1,523	[a,b]	87,740
			177,206
Food & Staples Retailing - 1.2%
Performance Food Group	3,832		103,119
Food, Beverage & Tobacco - 1.5%
Snyder's-Lance	3,749		127,054
Health Care Equipment & Services - 10.3%
Align Technology	1,503	[a]	121,067
Globus Medical, Cl. A	5,377	[a]	128,134
HMS Holdings	6,373	[a]	112,228
ICU Medical	1,240	[a]	139,810
Integra LifeSciences Holdings	1,724	[a]	137,541
NxStage Medical	7,324	[a]	158,784
WellCare Health Plans	916	[a]	98,268
			895,832
Household & Personal Products - 1.9%
Inter Parfums	5,665		161,849
Materials - 2.2%
Ferroglobe	10,698	[b]	92,110
Flotek Industries	7,312	[a,b]	96,518
			188,628
Media - 1.3%
IMAX	3,891	[a]	114,707
Pharmaceuticals, Biotechnology & Life Sciences - 15.4%
Cambrex	2,975	[a]	153,897
Cepheid	2,545	[a]	78,259
Collegium Pharmaceutical	4,703	[a,b]	55,731
Flexion Therapeutics	7,488	[a,b]	112,058
Foamix Pharmaceuticals	10,896	[a]	69,190
Galapagos, ADR	1,824	[a]	101,177
Halozyme Therapeutics	8,525	[a,b]	73,571
Ligand Pharmaceuticals, Cl. B	1,205	[a,b]	143,720
Natera	8,149	[b]	98,318
NeoGenomics	8,259	[a]	66,402
PAREXEL International	2,222	[a,b]	139,719
Radius Health	3,529	[a,b]	129,691
Retrophin	6,394	[a,b]	113,877
			1,335,610
Real Estate - 7.2%
DuPont Fabros Technology	2,860	[c]	135,964

Common Stocks - 99.2% (continued)	Shares		Value ($)
Real Estate - 7.2% (continued)
Monmouth Real Estate Investment	7,212	[b,c]	95,631
Physicians Realty Trust	6,430	[c]	135,094
Potlatch	3,635	[c]	123,953
STORE Capital	4,715	[c]	138,857
			629,499
Retailing - 4.2%
1-800-Flowers.com, Cl. A	5,214	[a]	47,030
Burlington Stores	1,801	[a]	120,145
Core-Mark Holding	1,966	[b]	92,127
Ollie's Bargain Outlet Holdings	4,364	[b]	108,620
			367,922
Semiconductors & Semiconductor Equipment - 6.2%
Inphi	3,484	[a]	111,592
MaxLinear, Cl. A	5,973	[a,b]	107,394
Mellanox Technologies	3,181	[a]	152,561
Power Integrations	3,370		168,736
			540,283
Software & Services - 10.1%
CACI International, Cl. A	1,077	[a]	97,372
CommVault Systems	2,926	[a]	126,374
HubSpot	3,477	[a,b]	150,971
LogMeIn	2,751	[a]	174,496
Perficient	5,738	[a]	116,539
Proofpoint	1,571	[a,b]	99,114
Shopify, Cl. A	3,597	[a]	110,644
			875,510
Technology Hardware & Equipment - 3.8%
FEI	809		86,466
NETGEAR	3,308	[a]	157,262
Novanta	5,477	[a]	82,977
			326,705
Transportation - .9%
Kirby	1,303	[a]	81,294
Total Common Stocks (cost $7,351,686)			8,610,208
Investment of Cash Collateral for Securities Loaned - 9.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $789,358)	789,358	[d]	789,358
Total Investments (cost $8,141,044)	108.3%		9,399,566
Liabilities, Less Cash and Receivables	(8.3%)		(720,862)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	8,678,704
ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $1,135,153 and the value of the collateral held by the fund was $1,156,459, consisting of cash collateral of $789,358 and U.S. Government & Agency securities valued at $367,101.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	19.6
Pharmaceuticals, Biotechnology & Life Sciences	15.4
Health Care Equipment & Services	10.3
Software & Services	10.1
Money Market Investment	9.1
Real Estate	7.2
Semiconductors & Semiconductor Equipment	6.2
Retailing	4.2
Consumer Durables & Apparel	4.0
Technology Hardware & Equipment	3.8
Consumer Services	2.7
Banks	2.4
Materials	2.2
Energy	2.0
Household & Personal Products	1.9
Food, Beverage & Tobacco	1.5
Commercial & Professional Services	1.3
Media	1.3
Food & Staples Retailing	1.2
Automobiles & Components	1.0
Transportation	.9
108.3
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs Unobservable Inputs		Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	8,122,380	-	-	8,122,380
Equity Securities—
Foreign Common
Stocks†	487,828	-	-	487,828
Mutual Funds	789,358	-	-	789,358

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2016, accumulated net unrealized appreciation on investments was $1,258,522, consisting of $1,402,717 gross unrealized appreciation and $144,195 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2016 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Automobiles & Components - .7%
Thor Industries	21,083		1,364,913
Banks - 16.8%
Bank of Hawaii	27,704		1,906,035
Boston Private Financial Holdings	81,900		964,782
Brookline Bancorp	106,960		1,179,769
Bryn Mawr Bank	26,686		779,231
Capital Bank Financial, Cl. A	27,355	[a]	787,824
Cardinal Financial	54,772		1,201,698
Central Pacific Financial	51,213		1,208,627
CoBiz Financial	52,615		615,596
Columbia Banking System	46,342		1,300,357
CVB Financial	89,142		1,461,037
FCB Financial Holdings, Cl. A	30,769	[b]	1,046,146
First Horizon National	148,307		2,043,670
First Midwest Bancorp	17,617		309,355
Fulton Financial	120,658		1,628,883
IBERIABANK	34,376		2,053,279
MB Financial	46,436		1,684,698
Seacoast Banking	52,664	[b]	855,263
South State	24,534		1,669,539
Synovus Financial	73,363		2,126,793
UMB Financial	51,489	[a]	2,739,730
United Community Banks	79,512		1,454,274
Washington Trust Bancorp	24,301		921,494
Webster Financial	92,276		3,132,770
			33,070,850
Capital Goods - 11.2%
Aerovironment	54,041	[b]	1,502,340
Apogee Enterprises	18,404		853,025
Astec Industries	27,294		1,532,558
Chart Industries	45,102	[b]	1,088,311
CIRCOR International	13,550		772,214
CLARCOR	36,552		2,223,458
Comfort Systems USA	33,553		1,092,821
EMCOR Group	45,639		2,248,177

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Capital Goods - 11.2% (continued)
EnerSys	27,867		1,657,251
Granite Construction	36,737		1,673,370
Kennametal	31,881		704,889
Lindsay	24,343	[a]	1,651,916
MSC Industrial Direct, Cl. A	20,039		1,413,952
Raven Industries	50,723		960,694
Simpson Manufacturing	25,013		999,770
TASER International	71,731	[a,b]	1,784,667
			22,159,413
Commercial & Professional Services - 2.6%
Interface	97,288		1,483,642
Knoll	46,570		1,130,720
Korn/Ferry International	59,244		1,226,351
McGrath RentCorp	40,359		1,234,582
			5,075,295
Consumer Durables & Apparel - 5.5%
Cavco Industries	10,035	[b]	940,280
Deckers Outdoor	31,199	[a,b]	1,794,566
Ethan Allen Interiors	36,916		1,219,705
iRobot	39,960	[b]	1,401,797
Oxford Industries	24,755		1,401,628
Universal Electronics	18,654	[b]	1,348,311
Vera Bradley	54,902	[b]	777,961
WCI Communities	42,253	[b]	714,076
William Lyon Homes, Cl. A	77,390	[a,b]	1,247,527
			10,845,851
Consumer Services - 1.9%
Belmond, Cl. A	131,026	[b]	1,297,157
Cheesecake Factory	51,498		2,479,114
			3,776,271
Diversified Financials - 1.8%
Cohen & Steers	34,761		1,405,735
Morningstar	17,081		1,396,884
Piper Jaffray	21,700	[b]	818,090
			3,620,709
Energy - 5.7%
Carrizo Oil & Gas	34,170	[b]	1,224,995
Energen	31,468		1,517,072
Geospace Technologies	43,119	[b]	705,858
Gulf Island Fabrication	11,994		83,238

Common Stocks - 99.3% (continued)	Shares		Value ($)
Energy - 5.7% (continued)
Natural Gas Services Group	34,594	[b]	792,203
Oil States International	46,502	[b]	1,528,986
PDC Energy	20,714	[a,b]	1,193,334
RPC	139,199	[a,b]	2,161,760
RSP Permian	27,840	[b]	971,338
Synergy Resources	157,286	[a,b]	1,047,525
			11,226,309
Exchange-Traded Funds - .2%
iShares Russell 2000 Value ETF	3,981	[a]	387,312
Food & Staples Retailing - 1.8%
United Natural Foods	76,598	[a,b]	3,584,786
Food, Beverage & Tobacco - 1.7%
Boston Beer, Cl. A	12,547	[a,b]	2,145,913
Fresh Del Monte Produce	21,975		1,196,099
			3,342,012
Health Care Equipment & Services - 6.1%
Air Methods	44,457	[a,b]	1,592,894
Allscripts Healthcare Solutions	63,020	[b]	800,354
Globus Medical, Cl. A	79,603	[b]	1,896,940
LifePoint Health	28,780	[b]	1,881,349
Meridian Bioscience	56,338		1,098,591
Natus Medical	31,227	[b]	1,180,381
Omnicell	49,565	[b]	1,696,610
WellCare Health Plans	17,364	[b]	1,862,810
			12,009,929
Insurance - 1.7%
First American Financial	26,043		1,047,449
Safety Insurance Group	19,000		1,170,020
Selective Insurance Group	32,178		1,229,521
			3,446,990
Materials - 3.0%
Calgon Carbon	61,885		813,788
Carpenter Technology	24,372		802,570
Haynes International	22,314		715,833
Louisiana-Pacific	94,731	[b]	1,643,583
Royal Gold	27,109	[a]	1,952,390
			5,928,164
Media - 3.6%
E.W. Scripps, Cl. A	156,778	[b]	2,483,364
New York Times, Cl. A	129,804		1,570,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Media - 3.6% (continued)
Scholastic	33,458		1,325,271
Time	110,419	[a]	1,817,497
			7,196,760
Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
Cambrex	32,977	[b]	1,705,900
Sagent Pharmaceuticals	29,438	[b]	440,981
Supernus Pharmaceuticals	55,564	[b]	1,131,839
			3,278,720
Real Estate - 9.1%
Agree Realty	11,140	[c]	537,394
American Assets Trust	45,810	[c]	1,944,176
CyrusOne	38,841	[c]	2,161,890
Education Realty Trust	29,349	[c]	1,354,163
EPR Properties	20,589	[c]	1,661,121
Equity Commonwealth	53,446	[b,c]	1,556,882
Gramercy Property Trust	66,650		614,513
Healthcare Trust of America, Cl. A	62,230		2,012,518
LaSalle Hotel Properties	41,145	[c]	970,199
Pebblebrook Hotel Trust	88,033	[a,c]	2,310,866
Physicians Realty Trust	68,430	[c]	1,437,714
Retail Opportunity Investments	59,525	[c]	1,289,907
			17,851,343
Retailing - 2.7%
Express	53,743	[b]	779,811
Restoration Hardware Holdings	33,247	[a,b]	953,524
The Children's Place	18,258		1,463,926
Urban Outfitters	67,847	[b]	1,865,793
Zumiez	14,678	[a,b]	210,042
			5,273,096
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries	35,853	[b]	1,360,980
Brooks Automation	105,365		1,182,195
Cirrus Logic	14,970	[b]	580,686
Inphi	31,988	[b]	1,024,576
Nanometrics	42,332	[b]	880,082
Semtech	66,801	[b]	1,593,872
Teradyne	108,399		2,134,376
			8,756,767
Software & Services - 4.5%
Acxiom	67,917	[b]	1,493,495

Common Stocks - 99.3% (continued)	Shares		Value ($)
Software & Services - 4.5% (continued)
Aspen Technology	30,486	[a,b]	1,226,757
CSG Systems International	27,698		1,116,506
Mentor Graphics	64,344		1,367,953
MicroStrategy, Cl. A	9,296	[b]	1,626,986
Monotype Imaging Holdings	34,909		859,809
NIC	54,088		1,186,691
			8,878,197
Technology Hardware & Equipment - 4.6%
Electronics For Imaging	33,359	[b]	1,435,771
FARO Technologies	21,688	[b]	733,705
FLIR Systems	42,969		1,329,891
Ixia	67,020	[b]	658,136
Littelfuse	6,865		811,374
Plantronics	11,134		489,896
Tech Data	30,200	[b]	2,169,870
Vishay Intertechnology	119,174	[a]	1,476,566
			9,105,209
Transportation - 2.1%
Kirby	20,863	[b]	1,301,643
Knight Transportation	60,597		1,610,668
Marten Transport	58,318		1,154,696
			4,067,007
Utilities - 5.9%
American States Water	19,010		833,018
California Water Service Group	30,488		1,064,946
Chesapeake Utilities	24,885		1,646,889
Hawaiian Electric Industries	65,742		2,155,680
Portland General Electric	51,943		2,291,725
Vectren	28,577		1,505,151
WGL Holdings	29,865		2,114,143
			11,611,552
Total Common Stocks (cost $162,142,383)			195,857,455
Other Investment - .5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $988,055)	988,055	[d]	988,055
Investment of Cash Collateral for Securities Loaned - 5.0%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $9,934,304)	9,934,304	[d]	9,934,304

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $173,064,742)	104.8%	206,779,814
Liabilities, Less Cash and Receivables	(4.8%)	(9,480,503)
Net Assets	100.0%	197,299,311
ETF—Exchange-Traded Fund

[a] Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $16,986,033 and the value of the collateral held by the fund was $17,100,595, consisting of cash collateral of $9,934,304 and U.S. Government & Agency securities valued at $7,166,291.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	16.8
Capital Goods	11.2
Real Estate	9.1
Health Care Equipment & Services	6.1
Utilities	5.9
Energy	5.7
Consumer Durables & Apparel	5.5
Money Market Investments	5.5
Technology Hardware & Equipment	4.6
Software & Services	4.5
Semiconductors & Semiconductor Equipment	4.4
Media	3.6
Materials	3.0
Retailing	2.7
Commercial & Professional Services	2.6
Transportation	2.1
Consumer Services	1.9
Diversified Financials	1.8
Food & Staples Retailing	1.8
Food, Beverage & Tobacco	1.7
Insurance	1.7
Pharmaceuticals, Biotechnology & Life Sciences	1.7
Automobiles & Components	.7
Exchange-Traded Funds	.2
104.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	194,172,986	-	-	194,172,986
Equity Securities—
Foreign Common
Stocks†	1,297,157	-	-	1,297,157
Exchange-Traded Funds	387,312	-	-	387,312
Mutual Funds	10,922,359	-	-	10,922,359

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2016, accumulated net unrealized appreciation on investments was $33,715,072, consisting of $38,454,268 gross unrealized appreciation and $4,739,196 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2016 (Unaudited)

Common Stocks - 103.1%	Shares		Value ($)
Automobiles & Components - 1.0%
Gentex	580,184	[a]	8,963,843
Banks - 1.3%
First Republic Bank	163,038		11,411,030
Capital Goods - 14.3%
A.O. Smith	142,648		12,568,715
Allegion	154,784		10,746,653
Beacon Roofing Supply	321,663	[b]	14,626,017
BWX Technologies	332,495		11,893,346
Carlisle	80,859		8,545,179
Crane	187,352		10,626,605
Curtiss-Wright	136,456		11,496,418
EMCOR Group	217,220		10,700,257
Nordson	114,089		9,538,981
SiteOne Landscape Supply	148,505	[a]	5,047,685
Snap-on	55,881		8,819,139
Watsco, Cl. A	64,868		9,126,279
			123,735,274
Commercial & Professional Services - 2.1%
Copart	360,994	[b]	17,692,316
Consumer Durables & Apparel - 5.2%
G-III Apparel Group	248,575	[b]	11,364,849
Kate Spade & Company	659,273	[b]	13,587,617
Newell Brands	230,129		11,177,366
Steven Madden	269,183	[b]	9,200,675
			45,330,507
Consumer Services - 2.5%
Buffalo Wild Wings	63,810	[b]	8,866,399
Panera Bread, Cl. A	59,159	[a,b]	12,538,158
			21,404,557
Diversified Financials - 1.7%
CBOE Holdings	214,269		14,274,601
Energy - 3.6%
FMC Technologies	525,642	[b]	14,018,872
Gulfport Energy	556,604	[b]	17,399,441
			31,418,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 103.1% (continued)	Shares		Value ($)
Exchange-Traded Funds - 5.0%
iShares Russell 2000 Growth ETF	315,125	[a]	43,228,847
Food, Beverage & Tobacco - 1.5%
WhiteWave Foods, Cl. A	275,955	[b]	12,953,328
Health Care Equipment & Services - 12.7%
Acadia Healthcare	128,810	[a,b]	7,136,074
Align Technology	213,568	[b]	17,202,902
athenahealth	69,572	[a,b]	9,601,632
Brookdale Senior Living	597,918	[b]	9,231,854
Centene	239,958	[b]	17,125,802
Cooper	119,388		20,483,399
DENTSPLY SIRONA	199,521		12,378,283
VCA	238,523	[b]	16,126,540
			109,286,486
Materials - 3.6%
Bemis	130,929		6,741,534
Headwaters	349,514	[b]	6,270,281
Scotts Miracle-Gro, Cl. A	262,805		18,372,698
			31,384,513
Media - 1.1%
IMAX	309,902	[b]	9,135,911
Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
Alkermes	266,384	[b]	11,513,116
Cambrex	192,773	[b]	9,972,147
Halozyme Therapeutics	1,132,637	[a,b]	9,774,657
ICON	146,173	[b]	10,233,572
Jazz Pharmaceuticals	107,726	[b]	15,222,761
Ligand Pharmaceuticals, Cl. B	119,519	[a,b]	14,255,031
PAREXEL International	162,452	[a,b]	10,214,982
			81,186,266
Real Estate - 3.9%
DuPont Fabros Technology	247,785	[c]	11,779,699
Extra Space Storage	102,857	[c]	9,518,387
STORE Capital	410,545	[c]	12,090,550
			33,388,636
Retailing - 5.4%
LKQ	641,091	[b]	20,322,585
Sally Beauty Holdings	476,777	[b]	14,022,012
Ulta Salon Cosmetics & Fragrance	51,830	[b]	12,627,861
			46,972,458

Common Stocks - 103.1% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.9%
Mellanox Technologies	335,672	[b]	16,098,829
Power Integrations	355,316		17,790,672
			33,889,501
Software & Services - 16.4%
Akamai Technologies	194,012	[b]	10,851,091
ANSYS	77,001	[b]	6,987,841
Black Knight Financial Services, Cl. A	482,259	[a,b]	18,132,938
Booz Allen Hamilton Holdings	607,801		18,015,222
CACI International, Cl. A	140,992	[b]	12,747,087
LogMeIn	253,591	[b]	16,085,277
Manhattan Associates	145,325	[b]	9,319,692
Proofpoint	143,641	[a,b]	9,062,311
Science Applications International	226,498		13,216,158
Shopify, Cl. A	235,543	[b]	7,245,303
Splunk	256,527	[a,b]	13,898,633
SS&C Technologies Holdings	210,776		5,918,590
			141,480,143
Technology Hardware & Equipment - 5.5%
FEI	84,395		9,020,138
FLIR Systems	455,098		14,085,283
Rogers	200,872	[b]	12,273,279
Trimble Navigation	494,963	[b]	12,057,299
			47,435,999
Transportation - 3.0%
CH Robinson Worldwide	174,115	[a]	12,928,039
J.B. Hunt Transport Services	82,612		6,685,789
Kirby	101,468	[b]	6,330,589
			25,944,417
Total Common Stocks (cost $765,181,926)			890,516,946
Other Investment - 3.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $33,237,750)	33,237,750	[d]	33,237,750
Investment of Cash Collateral for Securities Loaned - 4.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $41,992,004)	41,992,004	[d]	41,992,004
Total Investments (cost $840,411,680)	111.8%		965,746,700
Liabilities, Less Cash and Receivables	(11.8%)		(101,812,772)
Net Assets	100.0%		863,933,928

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ETF—Exchange-Traded Fund

[a] Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $84,172,187 and the value of the collateral held by the fund was $85,568,440, consisting of cash collateral of $41,992,004 and U.S. Government & Agency securities valued at $43,576,436.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	16.4
Capital Goods	14.3
Health Care Equipment & Services	12.7
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Money Market Investments	8.7
Technology Hardware & Equipment	5.5
Retailing	5.4
Consumer Durables & Apparel	5.2
Exchange-Traded Funds	5.0
Real Estate	3.9
Semiconductors & Semiconductor Equipment	3.9
Energy	3.6
Materials	3.6
Transportation	3.0
Consumer Services	2.5
Commercial & Professional Services	2.1
Diversified Financials	1.7
Food, Beverage & Tobacco	1.5
Banks	1.3
Media	1.1
Automobiles & Components	1.0
111.8
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs Unobservable Inputs		Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	820,673,313	-	-	820,673,313
Equity Securities—
Foreign Common
Stocks†	26,614,786	-	-	26,614,786
Exchange-Traded Funds	43,228,847	-	-	43,228,847
Mutual Funds	75,229,754	-	-	75,229,754

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2016, accumulated net unrealized appreciation on investments was $125,335,020, consisting of $135,234,046 gross unrealized appreciation and $9,899,026 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 11, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)